Offerings	Oct. 30, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	(1) The registrant is registering an indeterminate amount of the securities of each identified class of securities of The GEO Group, Inc. (the "Company"), including such indeterminate amount of each identified class of securities as may be issued upon conversion of, or in exchange for, or upon exercise of, or pursuant to, convertible or exchangeable securities that provide for exercise or conversion into or purchase of such securities of the Company. An unspecified aggregate initial offering price or number of the securities of each identified class is being registered as may from time to time be offered at unspecified prices. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. In accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"), the registrant is deferring payment of the entire registration fee. In connection with the securities offered hereby, the registrant will pay "pay-as-you-go registration fees" in accordance with Rule 456(b) under the Securities Act, calculated at the fee rate in effect at the time of the applicable offering, which fees may be offset, in whole or in part, pursuant to Rule 457(p) as described in footnote (7) below. This footnote (1) applies to each class of securities listed in Table 1. (7) The registrant previously filed a prospectus supplement, dated December 28, 2023 (the "Prior Prospectus Supplement"), pursuant to the Registration Statement on Form S-3ASR (Registration No. 333-275219), filed with the Securities and Exchange Commission on October 30, 2023 (the "Prior Registration Statement"), relating to the offer and sale of shares of common stock having an aggregate offering price of up to $300,000,000 under its "at-the-market" program. In connection with the filing of the Prior Prospectus Supplement, a registration fee of $44,280 was due, of which $11,550 was paid contemporaneously with the filing of the Prior Prospectus Supplement and $32,730 was satisfied by offset pursuant to Rule 457(p) of a registration fee paid in connection with the registrant's prospectus supplement dated June 28, 2021 filed pursuant to the Registration Statement on Form S-3ASR (Registration No. 333-249772). As of the date of this registration statement, no securities have been sold under the Prior Prospectus Supplement, and the unsold aggregate offering amount under the Prior Prospectus Supplement is $300,000,000. The offering of the unsold securities registered on the Prior Registration Statement has been terminated. In accordance with Rule 457(p) under the Securities Act, the full unused amount of the registration fee associated with the unsold securities under the Prior Prospectus Supplement, or $44,280, may be applied to offset "pay-as-you-go registration fees" that become due from time to time in connection with offerings under this registration statement. Because the registrant is deferring payment of the entire registration fee pursuant to Rules 456(b) and 457(r), no registration fee is currently due and no fee offset is being claimed in connection with the filing of this registration statement. Any such offset will be claimed in the filing fee exhibit to the applicable prospectus supplement filed pursuant to Rule 424(b) at the time the related registration fee is paid.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.01 per share
Fee Rate	0.0087%
Offering Note	(2) Preferred stock of the Company. See footnote (1).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Fee Rate	0.0087%
Offering Note	(3) Debt securities of the Company. See footnote (1).
Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Guarantees of Debt Securities
Fee Rate	0.0087%
Offering Note	(4) Guarantees of the debt securities may be issued by one or more subsidiaries of the Company that are listed in this registration statement on Form S-3 under the caption "Table of Additional Registrants." No separate consideration will be received for the guarantees. Pursuant to Rule 457(n) under the Securities Act, no separate registration fee is payable with respect to the guarantees being registered hereby. See footnote (1).
Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Fee Rate	0.0087%
Offering Note	(5) Warrants of the Company. See footnote (1).
Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Fee Rate	0.0087%
Offering Note	(6) Units of the Company. Any securities registered hereunder may be sold separately or as units with other securities registered hereunder. See footnote (1).